CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Share Premium	Treasury shares	Free Distributable Reserves	Non Distributable Reserves	Legal Reserves	Currency Translation Adjustment	Other reserves	Retained Earnings [1]	Total	Non-controlling interests	Total
Balance at Dec. 31, 2017	$ 1,500,000	$ 0	$ 0	$ 385,055	$ 0	$ 2	$ (217,300)	$ (1,344,008)	$ 138,034	$ 461,783	$ 335,359	$ 797,142
Adjustment on adoption of IFRS 9 (net of tax)									2,356	2,356	542	2,898
Adjustment on initial application of IAS 29 (Note 2.X)									246,815	246,815	196,408	443,223
Adjusted balances at January 1, 2018	1,500,000			385,055		2	(217,300)	(1,344,008)	387,205	710,954	532,309	1,243,263
Shareholders contributions (Note 25e)											43,703	43,703
Loss for the year									7,125	7,125	(17,724)	(10,599)
Capital Increase (Note 25 a)		0
Transfer to legal reserve						174			(174)
Reverse stock split (Note 25a)	(1,351,883)				1,351,883
Initial Public Offering (Note 25a and 25c)	11,905	180,486								192,391		192,391
Other comprehensive (loss) / income for the year							(161,503)	165		(161,338)	(87,247)	(248,585)
Changes in non-controlling interests (Note 25e)								19,112		19,112	(16,588)	2,524
Balance at Dec. 31, 2018	160,022	180,486		385,055	1,351,883	176	(378,803)	(1,324,731)	394,156	768,244	454,453	1,222,697
Shareholders contributions (Note 25e)											27,506	27,506
Loss for the year									9,099	9,099	(14,919)	(5,820)
Capital Increase (Note 25 a)		0
Other comprehensive (loss) / income for the year							(13,298)	(96)		(13,394)	(11,626)	(25,020)
Changes in non-controlling interests (Note 25e)								(60)		(60)	(20,689)	(20,749)
Balance at Dec. 31, 2019	160,022	180,486	0	385,055	1,351,883	176	(392,101)	(1,324,887)	403,255	763,889	434,725	1,198,614
Loss for the year									(253,053)	(253,053)	(108,840)	(361,893)
Capital Increase (Note 25 a)	3,201	2,944	(6,145)	(6,145)	6,145
Share-based payments reserve (Note 25c)								1,800		1,800		1,800
Other comprehensive (loss) / income for the year							(25,171)	(82)		(25,253)	(8,040)	(33,293)
Changes in non-controlling interests (Note 25e)								2,027		2,027	(1,969)	58
Balance at Dec. 31, 2020	$ 163,223	$ 183,430	$ (6,145)	$ 378,910	$ 1,358,028	$ 176	$ (417,272)	$ (1,321,142)	$ 150,202	$ 489,410	$ 315,876	$ 805,286

[1]	Retained Earnings calculated according to Luxembourg Law are disclosed in Note 26c.